NET FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance costs

For the years ended December 31
($ millions)	2022	2021
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	385	362
Subordinated hybrid notes	29	27
Leases	32	35
Unwinding of discount rate	16	16
Loss in fair value of non-commodity-related derivative financial instruments	12	19
Foreign exchange losses (gains) and other	12	(9)
Net finance costs	486	450